Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021		Dec. 31, 2020
Income Statement [Abstract]
Net revenues (including $79,137 and $106,378 from related parties for the three months ended September 30, 2022 and 2021, respectively; $120,632 and $495,062 from related parties for the nine months ended September 30, 2022 and 2021, respectively)	$ 2,915,303		$ 2,005,390		$ 6,513,572		$ 5,474,894		$ 8,021,823		$ 5,005,694
Cost of revenues (including $377,283 and $238,524 from related parties for the three months ended September 30, 2022 and 2021, respectively; $763,663 and $508,867 from related parties for the nine months ended September 30, 2022 and 2021, respectively)	1,400,522		875,418		3,018,507		2,402,685		3,659,805		1,673,367
Gross profit	1,514,781		1,129,972		3,495,065		3,072,209		4,362,018		3,332,327
Other operating income											35,164
Operating expenses:
Selling and distribution expenses	15,509		21,964		49,593		69,122		89,416		23,191
General and administrative expenses	472,131		499,928		1,347,074		1,431,377		2,095,488		873,505
Other operating expenses											30,812
Impairment loss on goodwill											5,594,692
Operating income	1,027,141		608,080		2,098,398		1,571,710		2,177,114		(3,154,709)
Other income (expense):
Other income	2,221		2,309		10,423		2,595		52,025		26,878
Loss from conversion of related party loan											(199,030)
Interest income	114		203		207		851		983		761
Interest expense	(10,388)		(4,327)		(21,077)		(13,814)		(17,816)		(14,325)
Other expense, net	(8,053)		(1,815)		(10,447)		(10,368)		35,192		(185,716)
Income before income tax	1,019,088		606,265		2,087,951		1,561,342		2,212,306		(3,340,425)
Income tax expense	108,353		156,402		212,274		319,024		248,837		306,928
Net income	910,735		449,863		1,875,677		1,242,318		1,963,469		(3,647,353)
Less: Net income attributable to noncontrolling interests	54,931		59,875		123,464		132,601		183,733		(391,789)
Net income attributable to Fortune Valley Treasures, Inc.	855,804		389,988		1,752,213		1,109,717		1,779,736		(3,255,564)
Other comprehensive income (loss):
Foreign currency translation income (loss)	(719,949)		23,945		(1,311,550)		105,316		269,234		321,337
Total comprehensive income	190,786		473,808		564,127		1,347,634		2,232,703		(3,326,016)
Less: comprehensive income attributable to noncontrolling interests	10,749		63,637		35,475		143,831		208,927		(353,118)
Comprehensive income attributable to Fortune Valley Treasures, Inc.	$ 180,037		$ 410,171		$ 528,652		$ 1,203,803		$ 2,023,776		$ (2,972,898)
Earnings per share
Basic and diluted earnings per share	$ 0.05	[1]	$ 0.02	[1]	$ 0.11	[1]	$ 0.07	[1]	$ 0.11	[2]	$ (0.21)	[2]
Basic and diluted weighted average shares outstanding	15,655,038	[1]	15,655,038	[1]	15,655,038	[1]	15,655,038	[1]	15,655,038	[2]	15,390,620	[2]

[1]	Given effect of the Reverse Stock Split, see Note 9
[2]	Given effect of the Reverse Stock Split, see Note 12